PROPERTY AND EQUIPMENT, NET (Textual) (Detail) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Property, Plant and Equipment [Abstract]
Depreciation	$ 1,256	¥ 7,877	¥ 6,960	$ 4,495	¥ 29,246	¥ 29,634	¥ 26,128